Supplemental Disclosure with Respect to Cash Flows - Schedule of Significant Non-cash Transactions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Shares issued in lieu of termination benefits	$ 848
Shares issued on loan extinguishment	134
Shares issued as payment of debenture interest	$ 80